Income Taxes (Tables)	12 Months Ended
Mar. 31, 2017
Income Tax Disclosure [Abstract]
Components of Loss Before Income Taxes

The components of (loss) income before income taxes are as follows:

	Year ended March 31,
	2015	2016	2017
Hong Kong	$(2)	$(2)	$(2)
Macao	292	840	189
PRC	(2,543)	(5,614)	1,398
(Loss) income from continuing operations	$(2,253)	$(4,776)	1,585
(Loss) from discontinued operations - PRC	(348)	—	—
Net Loss	$(2,601)	$(4,776)	$1,585

Schedule of Provision for Income Taxes	The provision for income taxes consists of the following:
	Year ended March 31,
	2015	2016	2017
Current tax
- PRC	$92	$103	$116
Deferred tax	115	55	93
	$207	$158	$209

Schedule of Income Tax Rate Reconciliation

Reconciliation between the provision for income taxes computed by applying the statutory tax rate in the PRC to (loss) income before income taxes and the actual provision for income taxes is as follows:

	Year ended March 31,
	2015	2016	2017
Provision for income taxes at statutory tax rate in the PRC	$(650)	$(1,194)	$396
Effect of income for which no income tax is chargeable	(441)	(210)	(47)
Effect of expense for which no income tax is deductible	1,209	1,452	648
Net change in valuation allowances	89	110	(788)
Effective tax	$207	$158	209

Components of Deferred Income Tax

The components of net deferred income tax are as follows:

	March 31,
	2016	2017
Deferred income tax assets (liabilities) :
Net operating loss carry forwards	$106	$—
Provision of employee benefits	331	392
Depreciation and amortization	901	(9)
Revenue and cost of sales recognized for financial reporting purpose before being recognized for tax purpose	(1,153)	(1,170)
Others	(56)	64
Less: Valuation allowances	(954)	(166)
Net deferred income tax liabilities	$(825)	(889)